Derivatives - Analysis of cash flow reserve and foreign exchange reserve (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Pre-tax cash flow hedge reserve	£ (3,837)	£ (559)
Pre-tax foreign exchange hedge reserve	(965)	(706)
Amount recognised in equity, cash flow hedges	(2,973)	(687)
Amount recognised in equity, foreign exchange hedge reserve	(266)	88
Amount transferred from equity to earnings, cash flow hedges	304	161
Amount transferred from equity to earnings, foreign exchange hedge reserve	(7)
Interest rate risk
Disclosure of detailed information about hedged items [line items]
Continuing cash flow hedge reserve	(3,576)	(295)
De-designated cash flow hedge reserve	(297)	(297)
Amount recognised in equity, cash flow hedges	(2,997)	(700)
Amount recognised in equity, foreign exchange hedge reserve	(64)
Interest rate risk | Net interest income
Disclosure of detailed information about hedged items [line items]
Amount transferred from equity to earnings, cash flow hedges	252	181
Interest rate risk | Non interest income
Disclosure of detailed information about hedged items [line items]
Amount transferred from equity to earnings, cash flow hedges	21	(20)
Interest rate risk | Operating expenses
Disclosure of detailed information about hedged items [line items]
Amount transferred from equity to earnings, cash flow hedges	(14)
Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Continuing cash flow hedge reserve	16	23
Continuing foreign exchange hedge reserve	(85)	53
De-designated cash flow hedge reserve	20	10
De-designated foreign exchange hedge reserve	(880)	(759)
Amount recognised in equity, cash flow hedges	24	13
Amount recognised in equity, foreign exchange hedge reserve	(202)	88
Exchange rate risk | Net interest income
Disclosure of detailed information about hedged items [line items]
Amount transferred from equity to earnings, cash flow hedges	29	4
Amount transferred from equity to earnings, foreign exchange hedge reserve		(2)
Exchange rate risk | Non interest income
Disclosure of detailed information about hedged items [line items]
Amount transferred from equity to earnings, cash flow hedges	(15)	(1)
Amount transferred from equity to earnings, foreign exchange hedge reserve	(7)	2
Exchange rate risk | Operating expenses
Disclosure of detailed information about hedged items [line items]
Amount transferred from equity to earnings, cash flow hedges	£ 3	£ (3)